Other operating income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating income.
Government grants	¥ 495,078	¥ 451,664	¥ 503,685
Claims income	168,940	202,649	175,499
Others	137,542	70,519	245,395
Total other operating income	¥ 801,560	¥ 724,832	¥ 924,579